Income Tax - Major components of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Current income tax:
Current income tax charge	$ (15,788)	$ (1,956)		$ (11,518)
Adjustments in respect to current income tax of previous years	(361)	(48)		(25)
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	30,417	(19,934)		25,864
Adjustments in respect to deferred income tax of previous years	(46,333)	(33,363)		630
Income tax (expense) benefit	$ (32,065)	$ (55,301)	[1]	$ 14,951	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.